Lease receivable - Disclosure Of Detailed Information About Lease Receivable Activity Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Receivables [Line Items]
Balance, beginning of year	$ 39.5	$ 42.4
Additions (terminations)	(37.6)	3.7
Finance income	0.3	2.5
Lease payments received	(2.2)	(9.1)
Balance, end of year	0.0	39.5
Current portion	0.0	8.8
Long-term portion	$ 0.0	$ 30.7